Loans and borrowings (Details) ZiG in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ZWG (ZiG)	Dec. 31, 2024 USD ($)
Loans and borrowings
Carrying value	$ 7,780		$ 2,674
Unsecured term loan - CABS
Loans and borrowings
Face Value	1,536		2,674
Carrying value	1,536		$ 2,674
Unsecured term loan - CABS | USD
Loans and borrowings
Monthly deposits to be received	2,625
Unsecured term loan - CABS | ZiG
Loans and borrowings
Monthly deposits to be received | ZiG		ZiG 12,500
Unsecured term loan - CABS | CHZ
Loans and borrowings
Corporate guarantee on borrowings	$ 3,750
Unsecured term loan - CABS | Secured Overnight Funding Rates ("SOFR")
Loans and borrowings
Nominal interest rate basis	12 months SOFR	12 months SOFR	12 months SOFR
Nominal interest rate adjustment	8.25%		8.25%
Motor vehicles term loan - Nedbank
Loans and borrowings
Nominal interest rate	12.00%
Face Value	$ 1,244
Carrying value	$ 1,244
Debt instrument term	36 months	36 months
Percentage of revenue assignment	35.00%	35.00%
Amount of monthly revenue assignment	$ 3,500
Auramet payable
Loans and borrowings
Nominal interest rate	10.00%
Face Value	$ 5,000
Carrying value	$ 5,000